DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability
The following table summarizes the derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	Fair Value Hedges
(Dollars in thousands)	December 31,
	2011	2010
Instruments associated with loans:
Total notional value	$775,328	$578,959

Summary of Derivative Financial Instruments and Balances
The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2011			December 31, 2010
			Estimated Fair Value			Estimated Fair Value
(Dollars in thousands)	Balance Sheet Location	Notional Amount	Gain	Loss	Notional Amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$17,456	$0	$(2,263)	$21,301	$0	$(2,302)
Matched interest rate swaps with borrower	Accrued interest and other assets	378,936	24,566	0	278,829	14,843	(131)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	378,936	0	(25,860)	278,829	131	(15,502)
Total		$775,328	$24,566	$(28,123)	$578,959	$14,974	$(17,935)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2011:

				Weighted-Average Rate
(Dollars in thousands)	Notional Value	Average Maturity (years)	Fair Value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$17,456	4.3	$(2,263)	2.22%	6.73%
Receive fixed, matched interest rate swaps with borrower	378,936	4.5	24,566	5.64%	3.05%
Pay fixed, matched interest rate swaps with counterparty	378,936	4.5	(25,860)	3.05%	5.64%
Total swap portfolio	$775,328	4.5	$(3,557)	4.30%	4.40%

Location and Amounts Recognized for Fair Value Hedges
The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value derivative	December 31,
		2011	2010
Interest Rate Contracts
Loans	Interest Income - Loans	$(891)	$(1,004)
Total		$(891)	$(1,004)